Annual Operating Expenses {- Software and IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Software and IT Services Portfolio - Software and IT Services Portfolio-Default
Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.67%